SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Unamortized Discount and Issuance Costs beginning balance		$ (1,187)				$ (11,380)	$ (1,187)	$ (11,380)	$ (11,380)
Issuance								513,200
Convertible Notes Carrying balance - Issuance	$ 2,927,355		$ 192,897		$ 1,990,000	386,500
Repayment								(70,000)
Amortization	0				0		0	0	0	$ 0
Unamortized Discount and Issuance Costs Amortization							1,187	213,036	242,095	6,566
Convertible Notes Carrying balance - Conversion to equity	(433,504)				(2,407,752)
Unamortized Discount and Issuance Costs ending balance			(1,187)						(1,187)	$ (11,380)
Convertible Notes Carrying ending balance	2,900,000						2,900,000
Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal value beginning balance	2,500,849	2,500,849	2,667,515	2,699,094	3,205,594	2,498,369	2,500,849	2,498,369	2,498,369
Unamortized Discount and Issuance Costs beginning balance		(1,187)	(8,852)	(29,468)	(67,441)	(11,380)	(1,187)	(11,380)	(11,380)
Convertible Notes Carrying Beginning balance	$ 2,500,849	$ 2,499,662	$ 2,658,663	$ 2,669,626	$ 3,138,153	$ 2,486,989	$ 2,499,662	$ 2,486,989	$ 2,486,989
Weighted Average Interest Rate	10.70%	14.60%	14.60%	14.30%	14.30%	15.80%	10.70%	14.30%	14.60%	16.60%
Issuance						$ 690,558
Unamortized Discount and Issuance Costs Issuance						(77,358)
Convertible Notes Carrying balance - Issuance						$ 613,200
Weighted Average Interest Rate Issuance						13.50%
Repayment				$ (31,579)	$ (50,000)	$ (20,000)
Unamortized Discount and Issuance Costs Repayment
Convertible Notes Carrying balance - Repayment				$ (31,579)	$ (50,000)	$ (20,000)
Weighted Average Interest Rate Repayment				12.00%	24.00%	35.00%		24.00%
Amortization						$ 36,667
Unamortized Discount and Issuance Costs Amortization			7,665	20,616	37,973	21,297
Convertible Notes Carrying balance - Amortization		(1,187)	(7,665)	20,616	37,973	57,964
Conversion to equity					(456,500)
Unamortized Discount and Issuance Costs Conversion to equity
Convertible Notes Carrying balance - Conversion to equity					$ (456,500)
Weighted Average Interest Rate Conversion to equity					24.00%			24.00%
Unamortized Discount and Issuance Costs Repayment
Conversion to a convertible note	(1,338,889)		(166,666)
Unamortized Discount and Issuance Costs Conversion to a convertible note		1,187
Convertible Notes Carrying balance - Conversion to a convertible note	$ (1,338,889)		(166,666)
Weighted Average Interest Rate Conversion to a convertible note	18.00%			10.00%			18.00%
Convertible Notes Carrying balance - Amortization		1,187	7,665	$ (20,616)	(37,973)	(57,964)
Principal value ending balance	$ 1,161,960	2,500,849	2,500,849	2,667,515	2,699,094	3,205,594	$ 1,161,960	$ 2,699,094	$ 2,500,849	$ 2,498,369
Unamortized Discount and Issuance Costs ending balance			(1,187)	(8,852)	(29,468)	(67,441)		(29,468)	(1,187)	(11,380)
Convertible Notes Carrying ending balance	$ 1,161,960	$ 2,500,849	$ 2,499,662	$ 2,658,663	$ 2,669,626	$ 3,138,153	$ 1,161,960	$ 2,669,626	$ 2,499,662	$ 2,486,989